ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Expenses and income (loss)
Foreign exchange income (loss)	¥ 7,419	$ 1,076	¥ (1,126)
Other operating income	120,921	17,532	156,714	¥ 60,779
Net loss	(2,008,005)	(291,132)	(2,471,127)	(1,705,176)
Accretion of convertible redeemable preferred shares				(375,649)
Net loss available to ordinary shareholders of Dada Nexus Limited	(2,008,005)	(291,132)	(2,471,127)	(2,080,825)
Net loss	(2,008,005)	(291,132)	(2,471,127)	(1,705,176)
Other comprehensive loss
Foreign currency translation adjustments	333,507	48,354	(39,487)	(209,963)
Total comprehensive loss	(1,674,498)	(242,778)	(2,510,614)	(1,915,139)
Reportable legal entity | Parent
Expenses and income (loss)
Operating expenses	(668,231)	(96,883)	(358,458)	(513,407)
Interest income	24,366	3,533	29,633	18,955
Foreign exchange income (loss)	6,702	972	(311)
Other operating income	18,163	2,633	13,334	101
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(1,389,005)	(201,387)	(2,155,325)	(1,210,825)
Net loss	(2,008,005)	(291,132)	(2,471,127)	(1,705,176)
Accretion of convertible redeemable preferred shares				(375,649)
Net loss available to ordinary shareholders of Dada Nexus Limited	(2,008,005)	(291,132)	(2,471,127)	(2,080,825)
Net loss	(2,008,005)	(291,132)	(2,471,127)	(1,705,176)
Other comprehensive loss
Foreign currency translation adjustments	333,507	48,354	(39,487)	(209,963)
Total comprehensive loss	¥ (1,674,498)	$ (242,778)	¥ (2,510,614)	¥ (1,915,139)